CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 96,322	$ (997,763)
Adjustments to reconcile net loss to net cash used in operating activities
Interest expense	53,076	803,589
Gain on extinguishment of debt		(7,724)
Change in fair value of warrant liability	(517,381)
Loss on disposal of fixed asset	1,000
Changes in operating assets and liabilities
Accounts payable and accrued expenses	170,745	41,934
Net Cash Provided by (Used in) Operating Activities	(214,140)	(159,964)
Other liabilities	(17,902)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to Purchase AP4L		(35,000)
Purchase consideration of Applife Reverse Merger		(150,000)
Net cash (used) in investing activities	0	(185,000)
Net cash (used) in investing activities	0	(185,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on other liabilities		(143,639)
Proceeds from promissory notes	150,000	600,000
Net cash provided from financing activities	150,000	456,361
Net decrease in cash and cash equivalents	(64,140)	111,397
Cash and cash equivalents, beginning of period	111,397	0
Cash and cash equivalents, end of period	47,257	111,397
Non-cash investing and financing activities
Acquisition of AP4L		2,696,018
Issuance of preferred B to settle Cavalry debt (assumed liabilities)		845,000
Effect of Reverse Capitalization		624,015
Conversion of convertible debt into Series D Preferred stock		810,000
Issuance of warrants with convertible debt		$ 802,589
Supplemental disclosure of cash flow information
Cash paid for interest	0
Cash paid for taxes	$ 0